Related-Party and Party-In-Interest Transactions (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments at fair value (Note 4)	$ 872,343,615	$ 752,734,444
Common stocks
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares (in shares)	881,834	876,076
Investments at fair value (Note 4)	$ 62,000,000.0	$ 89,000,000.0